SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2022
SIGNIFICANT TRANSACTIONS [Abstract]
SIGNIFICANT TRANSACTIONS
2	SIGNIFICANT TRANSACTIONS

a)	Main acquisitions, incorporations and mergers -

In 2022, the Group has not carried out significant transaction of acquisitions, incorporations, or mergers of companies. In 2021, the Group has carried out the following transactions under common control:

i)	Merger by absorption between ASB Bank Corp. and Atlantic Security Bank -

At the General Shareholders’ Meeting - Extraordinary Meeting held on November 27, 2020, the shareholders of ASB Bank Corp. approved the merger by absorption of Atlantic Security Bank. This operation was authorized by the Superintendency of Banks of Panama through Resolution SBP-033-2021 held on April 9, 2021. Also, on August 2, 2021, ASB Bank Corp. (absorbing entity) acquired all the assets, liabilities, rights and obligations of Atlantic Security Bank (absorbed entity).

This transaction has not generated a significant impact on the Group’s consolidated financial statements.

ii)	Merger by absorption between Ultralat Capital Markets, LLC and Credicorp Capital Securities, Inc. -

On February 28, 2020, the Board of Directors of Ultralat Group Inc., parent company and sole shareholder of Ultralat Capital Markets, LLC and of Credicorp Capital Securities, Inc. approved the merger by absorption process between Ultralat Capital Markets, LLC and Credicorp Capital Securities, Inc. It also agreed that, at the date of the merger, the legal name of the new merged entity will be “Credicorp Capital LLC.” This operation was authorized by the Financial Industry Regulatory Authority (FINRA) of the United States on December 4, 2020. Likewise, on February 1, 2021 Ultralat Capital Markets, LLC (absorbing entity) acquired the assets, liabilities, rights and obligations of Credicorp Capital Securities, Inc. (absorbed entity).

This transaction has not generated a significant impact on the Group’s consolidated financial statements.

b)	Current situation -

As of December 2022, social protests have been taking place in several regions in response to political events that occurred in Peru. These protests have produced a decrease in commercial activity in these regions and, therefore, the temporary restriction of liquidity in certain people and companies. In this sense, the Group has carried out during the month of January 2023, rescheduling of loans to its customers within the framework of the measures implemented by the SBS for an amount of S/650,179 thousand.

In Management's opinion, this current situation has not affected group´s operations or generated any significant impact on the financial statements presented as of December 31, 2022.